Share-based Payments - Summary of Share-based Compensation Expenses Recognized in the Consolidated Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	¥ 192,851	$ 27,961	¥ 120,724	¥ 349,846
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	16,558	2,401	6,170	32,990
Selling and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	8,392	1,217	13,562	21,691
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	165,618	24,012	¥ 100,992	¥ 295,165
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expenses	¥ 2,283	$ 331